GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	6 Months Ended
Jun. 29, 2018
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days by quarter
The following table summarises the number of selling days by quarter, for the years ended 31 December 2018 and 31 December 2017 (based on a standard five-day selling week):

	Quarter 1	Quarter 2	Half year	Quarter 3	Quarter 4	Full year
2018	65	65	130	65	66	261
2017	65	65	130	65	65	260
Change	0	0	0	0	1	1

Exchange rates
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the Second Quarter Ended		Average for the Six Months Ended		Closing as at
	29 June 2018	30 June 2017	29 June 2018	30 June 2017	29 June 2018	31 December 2017	30 June 2017
UK Sterling	1.14	1.16	1.14	1.16	1.13	1.13	1.14
US Dollar	0.84	0.91	0.83	0.92	0.86	0.83	0.88
Norwegian Krone	0.10	0.11	0.10	0.11	0.11	0.10	0.10
Swedish Krone	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01	0.01	0.01